Average Annual Total Returns			12 Months Ended	18 Months Ended	60 Months Ended	64 Months Ended	90 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ALPS Global Opportunity Fund | Morningstar Developed Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.18%		11.52%			11.79%
ALPS Global Opportunity Fund | Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.43%		7.38%			10.19%
ALPS Global Opportunity Fund | Morningstar Global Markets Mid Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		16.13%		7.61%			9.53%
ALPS Global Opportunity Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			1.12%		6.15%			9.40%
ALPS Global Opportunity Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.85%)		2.16%			6.12%
ALPS Global Opportunity Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.20%		3.45%			6.40%
ALPS Global Opportunity Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			(450.00%)		4.93%			8.79%
ALPS Global Opportunity Fund | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent			(0.34%)		5.37%			8.60%
ALPS Global Opportunity Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			1.59%		6.46%			9.69%
ALPS Global Opportunity Fund | Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent			0.97%		5.96%			9.17%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Morningstar Global Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		22.13%		10.68%			11.40%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		15.77%		10.64%			5.73%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | FTSE / CoreCommodity CRB TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		4.96%		16.00%			7.80%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			25.34%		11.43%			7.24%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			21.31%		7.95%			5.30%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.13%		7.42%			4.89%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			18.50%		10.23%			6.69%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent			23.59%		10.71%			6.55%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			25.71%		11.68%			7.51%
ALPS Balanced Opportunity Fund | 55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		12.99%		7.24%	8.24%
Performance Inception Date		Sep. 15, 2020
ALPS Balanced Opportunity Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		7.30%		(0.36%)	(0.26%)
Performance Inception Date		Sep. 15, 2020
ALPS Balanced Opportunity Fund | Bloomberg U.S. 1000 TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		17.51%		13.47%	15.26%
Performance Inception Date		Sep. 15, 2020
ALPS Balanced Opportunity Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			13.19%		8.03%	9.15%
Performance Inception Date		Sep. 15, 2020
ALPS Balanced Opportunity Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.60%		6.76%	7.94%
Performance Inception Date		Sep. 15, 2020
ALPS Balanced Opportunity Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.24%		6.12%	7.05%
Performance Inception Date		Sep. 15, 2020
ALPS Balanced Opportunity Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			9.58%		7.35%	8.48%
Performance Inception Date		Sep. 15, 2020
ALPS Balanced Opportunity Fund | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.56%		7.22%	8.33%
Performance Inception Date		Sep. 15, 2020
ALPS Balanced Opportunity Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			13.09%		8.17%	9.30%
Performance Inception Date		Sep. 15, 2020
ALPS | Smith Total Return Bond Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		7.30%		(0.36%)		2.07%
Performance Inception Date		Jun. 29, 2018
ALPS | Smith Total Return Bond Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			6.79%		0.07%		2.89%
Performance Inception Date		Jun. 29, 2018
ALPS | Smith Total Return Bond Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.99%		(1.27%)		1.58%
Performance Inception Date		Jun. 29, 2018
ALPS | Smith Total Return Bond Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.99%		(0.53%)		1.66%
Performance Inception Date		Jun. 29, 2018
ALPS | Smith Total Return Bond Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.28%		(0.41%)		2.12%
Performance Inception Date		Jun. 29, 2018
ALPS | Smith Total Return Bond Fund | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.96%		(0.66%)		2.16%
Performance Inception Date		Jun. 29, 2018
ALPS | Smith Total Return Bond Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			7.01%		33.00%		3.17%
Performance Inception Date		Jun. 29, 2018
ALPS | Smith Short Duration Bond Fund | Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		5.35%		1.97%		2.49%
Performance Inception Date		Jun. 29, 2018
ALPS | Smith Short Duration Bond Fund | Bloomberg US Government/Credit Index - Unhedged (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		6.88%		(0.59%)		2.20%
Performance Inception Date		Jun. 29, 2018
ALPS | Smith Short Duration Bond Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			5.37%		2.25%		3.07%
Performance Inception Date		Jun. 29, 2018
ALPS | Smith Short Duration Bond Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.68%		1.11%		1.99%
Performance Inception Date		Jun. 29, 2018
ALPS | Smith Short Duration Bond Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.16%		1.22%		1.89%
Performance Inception Date		Jun. 29, 2018
ALPS | Smith Short Duration Bond Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			3.04%		1.81%		2.32%
Performance Inception Date		Jun. 29, 2018
ALPS | Smith Short Duration Bond Fund | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent			3.46%		1.51%		2.33%
Performance Inception Date		Jun. 29, 2018
ALPS | Smith Short Duration Bond Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			5.59%		2.53%		3.37%
Performance Inception Date		Jun. 29, 2018
ALPS | Smith Credit Opportunities Fund | 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		7.97%		2.07%	2.53%
Performance Inception Date		Sep. 15, 2020
ALPS | Smith Credit Opportunities Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		7.30%		(0.36%)	(0.26%)
Performance Inception Date		Sep. 15, 2020
ALPS | Smith Credit Opportunities Fund | Bloomberg U.S. Corporate HY Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		8.62%		4.51%	5.33%
Performance Inception Date		Sep. 15, 2020
ALPS | Smith Credit Opportunities Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			6.00%		2.08%	2.87%
Performance Inception Date		Sep. 15, 2020
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.65%		0.22%	1.04%
Performance Inception Date		Sep. 15, 2020
ALPS | Smith Credit Opportunities Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.52%		0.77%	1.39%
Performance Inception Date		Sep. 15, 2020
ALPS | Smith Credit Opportunities Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			3.65%		1.52%	2.34%
Performance Inception Date		Sep. 15, 2020
ALPS | Smith Credit Opportunities Fund | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.54%		1.21%	2.00%
Performance Inception Date		Sep. 15, 2020
ALPS | Smith Credit Opportunities Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			5.99%		2.10%	2.92%
Performance Inception Date		Sep. 15, 2020
ALPS Asset Allocation Growth & Income | Morningstar Global Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		22.13%		10.68%			11.40%
ALPS Asset Allocation Growth & Income | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		7.30%		(0.36%)			2.01%
ALPS Asset Allocation Growth & Income | 60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		16.09%		6.27%			7.78%
ALPS Asset Allocation Growth & Income | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			1431.00%		699.00%			6.98%
ALPS Asset Allocation Growth & Income | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.26%		5.63%			5.66%
ALPS Asset Allocation Growth & Income | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.41%		5.03%			5.19%
ALPS Asset Allocation Growth & Income | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			8.02%		5.79%			6.37%
ALPS Asset Allocation Growth & Income | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent			12.53%		6.19%			6.18%
ALPS Asset Allocation Growth & Income | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			14.62%		7.26%			7.24%
Kotak India Equity Fund | Morningstar India Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]		2.10%		11.41%			10.89%
Kotak India Equity Fund | MSCI India Index (Net Total Return)
Prospectus [Line Items]
Average Annual Return, Percent	[15],[16],[17]		2.62%		9.88%			9.70%
Kotak India Equity Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			2.00%		7.87%			8.74%
Kotak India Equity Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.65%		6.68%			7.84%
Kotak India Equity Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.06%		6.50%			7.22%
Kotak India Equity Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			(3.62%)		6.74%
Kotak India Equity Fund | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent			0.26%		7.10%			7.92%
Kotak India Equity Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			2.36%		8.21%			9.02%
Kotak India Equity Fund | Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent			2.47%		8.43%
ALPS | CoreCommodity Natural Resources ETF | Bloomberg US 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]		17.51%	15.74%
Performance Inception Date		Jul. 10, 2024
ALPS | CoreCommodity Natural Resources ETF | Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]		15.77%	10.87%
Performance Inception Date		Jul. 10, 2024
ALPS | CoreCommodity Natural Resources ETF | ALPS | CoreCommodity Natural Resources ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			46.57%	24.09%
Performance Inception Date		Jul. 10, 2024
ALPS | CoreCommodity Natural Resources ETF | ALPS | CoreCommodity Natural Resources ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			45.22%	23.06%
Performance Inception Date		Jul. 10, 2024
ALPS | CoreCommodity Natural Resources ETF | ALPS | CoreCommodity Natural Resources ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			28.24%	18.39%
Performance Inception Date		Jul. 10, 2024

[1]	Broad-based securities market index.
[2]	Additional index.
[3]	The Morningstar Global Markets Mid Cap Index is replacing the Red Rocks Global Listed Private Equity Index as the Fund’s additional benchmark. The Adviser made this recommendation to the Board because the Morningstar Global Markets Mid Cap Index is representative of the Fund’s holdings. Information on both indices will be shown for a one-year transition period.
[4]	Broad-based securities market index.
[5]	Additional index.
[6]	Additional index.
[7]	Broad-based securities market index.
[8]	Broad-based securities market index.
[9]	Additional index.
[10]	Broad-based securities market index.
[11]	Additional index.
[12]	Broad-based securities market index.
[13]	Broad-based securities market index.
[14]	Additional index.
[15]	Additional Index.
[16]	Broad-based securities market index.
[17]	Source: MSCI Analytics.
[18]	Broad-based securities market index.
[19]	Additional index.